Derivatives	3 Months Ended	12 Months Ended
	Sep. 26, 2021	Jun. 27, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives

(14) Derivatives

The Company uses interest rate swaps and cap agreements to convert a portion of its variable interest rate exposure to fixed rates to protect the Company from future interest rate increases. The Company’s interest rate swap and cap agreements consist of the following:

	September 26, 2021		June 27, 2021
	Notional Amounts	Expiration	Notional Amounts	Expiration
Interest rate swaps	$552,500	June 30, 2022	$552,500	June 30, 2022
Interest rate caps	$97,500	March 31, 2022	$97,500	March 31, 2021
Total notional amounts	$650,000		$650,000

Under the swap agreements, the Company pays a fixed rate of interest of 2.561% and receives an average variable rate of the one-month LIBOR adjusted monthly. Under the interest rate cap agreements, the Company pays a fixed rate fee of 0.179% on the notional amount and has a strike rate of 3.00%.

The fair values of the swap and cap agreements as of September 26, 2021 and June 27, 2021 were liabilities of $6,677 and $8,869, respectively, and are included in other current liabilities and other long-term liabilities in the consolidated balance sheets.

The reclassifications from accumulated other comprehensive income into income during the quarters ended September 26, 2021 and September 27, 2020 were $2,266 and $2,203, respectively, to interest expense. The fair value of the Swap and Cap Agreements excludes accrued interest and takes into consideration current interest rates and current likelihood of the swap counterparties’ compliance with its contractual obligations

(14) Derivatives

The Company uses interest rate swaps and cap agreements to convert a portion of its variable interest rate exposure to fixed rates to protect the Company from future interest rate increases. The Company’s interest rate swap and cap agreements consist of the following:

	June 27, 2021		June 28, 2020
	Notional Amounts	Expiration	Notional Amounts	Expiration
Interest rate swaps	$552,500	June 30, 2022	$561,000	June 30, 2022
Interest rate caps	$97,500	March 31, 2022	$99,000	March 31, 2021
Total notional amounts	$650,000		$660,000

Under the swap agreements, the Company pays a fixed rate of interest of 2.561% and receives an average variable rate of the one-month LIBOR adjusted monthly. Under the interest rate cap agreements, the Company pays a fixed rate fee of 0.179% on the notional amount and has a strike rate of 3.00%.

The fair values of the swap and cap agreements as of June 27, 2021 and June 28, 2020 were liabilities of $8,869 and $17,498, respectively, and are included in other current liabilities and other long-term liabilities in the consolidated balance sheets.

The reclassifications from accumulated other comprehensive income into income during the fiscal years 2021 and 2020 were $9,002 and $5,160, respectively, to interest expense. The fair value of the Swap and Cap Agreements excludes accrued interest and takes into consideration current interest rates and current likelihood of the swap counterparties’ compliance with its contractual obligations